Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income Table [Abstract]
Schedule of other income
	Year Ended December 31,
	2021 $’000	2020 $’000	2019 $’000
Sublicense income	750	-	-
Other	143	-	-